Document and Entity Information	Apr. 02, 2020
Prospectus:
Document Type	497
Document Period End Date	Apr. 02, 2020
Registrant Name	Direxion Shares ETF Trust
Entity Central Index Key	0001424958
Entity Inv Company Type	N-1A
Amendment Flag	false
Document Creation Date	Apr. 02, 2020
Document Effective Date	Apr. 02, 2020
Prospectus Date	Feb. 28, 2020
PortfolioPlus S&P 500 (R) ETF | PortfolioPlus S&P 500 (R) ETF
Prospectus:
Trading Symbol	PPLC
PortfolioPlus S&P (R) Small Cap ETF | PortfolioPlus S&P (R) Small Cap ETF
Prospectus:
Trading Symbol	PPSC
PortfolioPlus S&P (R) Mid Cap ETF | PortfolioPlus S&P (R) Mid Cap ETF
Prospectus:
Trading Symbol	PPMC
PortfolioPlus Emerging Markets ETF | PortfolioPlus Emerging Markets ETF
Prospectus:
Trading Symbol	PPEM
PortfolioPlus Developed Markets ETF | PortfolioPlus Developed Markets ETF
Prospectus:
Trading Symbol	PPDM
PortfolioPlus 20+ Year Treasury ETF | PortfolioPlus 20+ Year Treasury ETF
Prospectus:
Trading Symbol	PPTR
Direxion Russell 1000(R) Value Over Growth ETF | Direxion Russell 1000(R) Value Over Growth ETF
Prospectus:
Trading Symbol	RWVG
Direxion Russell 1000(R) Growth Over Value ETF | Direxion Russell 1000(R) Growth Over Value ETF
Prospectus:
Trading Symbol	RWGV
Direxion Russell Large Over Small Cap ETF | Direxion Russell Large Over Small Cap ETF
Prospectus:
Trading Symbol	RWLS
Direxion Russell Small Over Large Cap ETF | Direxion Russell Small Over Large Cap ETF
Prospectus:
Trading Symbol	RWSL
Direxion MSCI USA Cyclicals Over Defensives ETF | Direxion MSCI USA Cyclicals Over Defensives ETF
Prospectus:
Trading Symbol	RWCD
Direxion MSCI USA Defensives Over Cyclicals ETF | Direxion MSCI USA Defensives Over Cyclicals ETF
Prospectus:
Trading Symbol	RWDC
Direxion MSCI Emerging Over Developed Markets ETF | Direxion MSCI Emerging Over Developed Markets ETF
Prospectus:
Trading Symbol	RWED
Direxion MSCI Developed Over Emerging Markets ETF | Direxion MSCI Developed Over Emerging Markets ETF
Prospectus:
Trading Symbol	RWDE
Direxion FTSE Russell US Over International ETF | Direxion FTSE Russell US Over International ETF
Prospectus:
Trading Symbol	RWUI
Direxion FTSE Russell International Over US ETF | Direxion FTSE Russell International Over US ETF
Prospectus:
Trading Symbol	RWIU
Direxion MSCI USA ESG - Leaders vs. Laggards ETF | Direxion MSCI USA ESG - Leaders vs. Laggards ETF
Prospectus:
Trading Symbol	ESNG
Direxion S&P 500(R) High minus Low Quality ETF | Direxion S&P 500(R) High minus Low Quality ETF
Prospectus:
Trading Symbol	QMJ
Direxion Daily S&P 500 (R) Bear 1X Shares | Direxion Daily S&P 500 (R) Bear 1X Shares
Prospectus:
Trading Symbol	SPDN
Direxion Daily 20+ Year Treasury Bear 1X Shares | Direxion Daily 20+ Year Treasury Bear 1X Shares
Prospectus:
Trading Symbol	TYBS
Direxion Daily CSI 300 China A Share Bear 1X Shares | Direxion Daily CSI 300 China A Share Bear 1X Shares
Prospectus:
Trading Symbol	CHAD
Direxion Daily S&P 500(R) Bull 2X Shares | Direxion Daily S&P 500(R) Bull 2X Shares
Prospectus:
Trading Symbol	SPUU
Direxion Daily Small Cap Bull 2X Shares | Direxion Daily Small Cap Bull 2X Shares
Prospectus:
Trading Symbol	SMLL
Direxion Daily CSI 300 China A Share Bull 2X Shares | Direxion Daily CSI 300 China A Share Bull 2X Shares
Prospectus:
Trading Symbol	CHAU
Direxion Daily CSI China Internet Index Bull 2X Shares | Direxion Daily CSI China Internet Index Bull 2X Shares
Prospectus:
Trading Symbol	CWEB